Financial Risk Management - Schedule of Group’s Current Credit Risk Grading Framework (Details)	12 Months Ended
Mar. 31, 2026
Category One [Member]
Schedule of Group’s Current Credit Risk Grading Framework [Line Items]
Definition of category	Counterparty has a low risk of default and does not have any past-due amounts.
Basis for recognizing ECL	12-month ECL
Category Two [Member]
Schedule of Group’s Current Credit Risk Grading Framework [Line Items]
Definition of category	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.
Basis for recognizing ECL	Lifetime ECL – not credit impaired
Category Three [Member]
Schedule of Group’s Current Credit Risk Grading Framework [Line Items]
Definition of category	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).
Basis for recognizing ECL	Lifetime ECL – credit-impaired
Category Four [Member]
Schedule of Group’s Current Credit Risk Grading Framework [Line Items]
Definition of category	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.
Basis for recognizing ECL	Amount is written off